2. PROPERTY AND EQUIPMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Note 2. PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	Estimated life	September 30, 2012	December 31, 2011

Transportation equipment	2 years	14,137	17,671
Furniture and fixtures	7 years	4,617	4,617
Leasehold improvement	3 years	18,266	18,266
Less: Accumulated depreciation		(18,332)	(9,252)
		$18,688	$31,302

For the nine months ended September 30, 2012 and 2011, depreciation expense amounted to $11,463 and $5,530, respectively. In August 2012, the Company sold transportation equipment with a net book value worth $1,151 to a third party for a sales price of $1,850 realizing a gain on sale of assets of $699.

NOTE 3 – PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	Estimated life	December 31, 2011	December 31, 2010

Transportation equipment	2 years	17,671	-
Furniture and fixtures	7 years	4,617	-
Leasehold improvement	3 years	18,266	1,498
Less: Accumulated depreciation		(9,252)	(855)
		$31,302	$643

For the years ended December 31, 2011 and 2010, depreciation expense amounted to $9,252 and $13,979, respectively.